UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZPR Investment Management, Inc.
Address: 1642 North Volusia Avenue
         Orange City, FL  32763

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ted Bauchle
Title:     Vice President
Phone:     386-775-1177

Signature, Place, and Date of Signing:

 /s/ Ted Bauchle     Orange City, FL     October 24, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $69,185 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED ENERGY INDS           COM              007973100     1098   127341 SH       SOLE                   127341        0        0
AMERICAS CAR MART INC          COM              03062T105     1531    52770 SH       SOLE                    52770        0        0
AMTECH SYS INC                 COM PAR $0.01N   032332504     2357   294615 SH       SOLE                   294615        0        0
BLACK BOX CORP DEL             COM              091826107     1967    92135 SH       SOLE                    92135        0        0
BOOKS-A-MILLION INC            COM              098570104      706   304500 SH       SOLE                   304500        0        0
BUCKEYE TECHNOLOGIES INC       COM              118255108     3140   130235 SH       SOLE                   130235        0        0
CORINTHIAN COLLEGES INC        COM              218868107      284   183180 SH       SOLE                   183180        0        0
CPI AEROSTRUCTURES INC         COM NEW          125919308     1315   138468 SH       SOLE                   138468        0        0
DDI CORP                       COM 0.0001 NEW   233162502     3174   438411 SH       SOLE                   438411        0        0
DESTINATION MATERNITY CORP     COM              25065D100      896    69600 SH       SOLE                    69600        0        0
ENTEGRIS INC                   COM              29362U104     3272   512885 SH       SOLE                   512885        0        0
EPLUS INC                      COM              294268107     1091    44226 SH       SOLE                    44226        0        0
GT ADVANCED TECHNOLOGIES INC   COM              36191U106     3633   517540 SH       SOLE                   517540        0        0
HELEN OF TROY CORP LTD         COM              G4388N106     3470   138145 SH       SOLE                   138145        0        0
INSIGHT ENTERPRISES INC        COM              45765U103     1145    75600 SH       SOLE                    75600        0        0
IXYS CORP                      COM              46600W106     2824   259600 SH       SOLE                   259600        0        0
LITTELFUSE INC                 COM              537008104     1382    34365 SH       SOLE                    34365        0        0
LTX-CREDENCE CORP              COM NEW          502403207     1126   212894 SH       SOLE                   212894        0        0
MATERIAL SCIENCES CORP         COM              576674105     2055   319555 SH       SOLE                   319555        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     5716  1259139 SH       SOLE                  1259139        0        0
NANOMETRICS INC                COM              630077105     3343   230555 SH       SOLE                   230555        0        0
NEWMARKET CORP                 COM              651587107     5364    35320 SH       SOLE                    35320        0        0
NN INC                         COM              629337106      761   150650 SH       SOLE                   150650        0        0
P C CONNECTION                 COM              69318J100     1511   189380 SH       SOLE                   189380        0        0
POWER ONE INC NEW              COM              73930R102     2176   483660 SH       SOLE                   483660        0        0
RUDOLPH TECHNOLOGIES INC       COM              781270103     1568   234305 SH       SOLE                   234305        0        0
S L INDS INC                   COM              784413106      275    16308 SH       SOLE                    16308        0        0
SCHWEITZER-MAUDUIT INTL INC    COM              808541106     2374    42490 SH       SOLE                    42490        0        0
STANDARD MTR PRODS INC         COM              853666105     1963   151328 SH       SOLE                   151328        0        0
SYNNEX CORP                    COM              87162W100     3457   131950 SH       SOLE                   131950        0        0
USA MOBILITY INC               COM              90341G103     4211   318990 SH       SOLE                   318990        0        0